Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the year ended December 31, 2021, 2020 and 2019:

AOCI Balance at December 31, 2018	$3,644
Derivative losses recognized in Other comprehensive loss	(7,107)
Amount reclassified out of Other comprehensive loss to Net loss	685
AOCI Balance at December 31, 2019	$(2,778)
Derivative losses recognized in Other comprehensive loss	(4,432)
Amount reclassified out of Other comprehensive loss to Net loss	3,454
AOCI Balance at December 31, 2020	$(3,756)
Derivative gains recognized in Other comprehensive loss	3,360
Amount reclassified out of Other comprehensive loss to Net loss	3,033
AOCI Balance at December 31, 2021	$2,637